Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	[1]
Non-current assets:
Property, plant and equipment	¥ 1,386,370	¥ 1,331,931
Goodwill	4,012,528	4,240,251
Intangible assets	4,171,361	4,751,169
Investments accounted for using the equity method	107,334	108,185
Other financial assets	262,121	191,737
Other non-current assets	103,846	87,472
Deferred tax assets	308,102	88,991
Total non-current assets	10,351,662	10,799,736
Current assets:
Inventories	759,599	919,670
Trade and other receivables	757,005	741,907
Other financial assets	15,822	23,276
Income taxes receivable	27,916	7,212
Other current assets	114,196	109,666
Cash and cash equivalents	637,614	702,093	[2]
Assets held for sale	157,280	489,213
Total current assets	2,469,432	2,993,037
Total assets	12,821,094	13,792,773
Non-current liabilities:
Bonds and loans	4,506,487	4,766,005
Other financial liabilities	399,129	240,215
Net defined benefit liabilities	156,617	156,513
Income taxes payable	54,932	61,900
Provisions	37,605	33,762
Other non-current liabilities	52,793	73,882
Deferred tax liabilities	710,147	721,456
Total non-current liabilities	5,917,710	6,053,733
Current liabilities:
Bonds and loans	586,817	984,946
Trade and other payables	318,816	327,394
Other financial liabilities	95,706	47,200
Income taxes payable	182,738	150,698
Provisions	405,245	388,722
Other current liabilities	499,386	439,055
Liabilities held for sale	87,190	215,034
Total current liabilities	2,175,898	2,553,049
Total liabilities	8,093,608	8,606,782
Equity:
Share capital	1,668,123	1,643,585
Share premium	1,680,287	1,650,232
Treasury shares	(87,463)	(57,142)
Retained earnings	1,369,972	1,595,431
Other components of equity	92,564	349,879
Equity attributable to owners of the company	4,723,483	5,181,985
Non-controlling interests	4,003	4,006
Total equity	4,727,486	5,185,991
Total liabilities and equity	¥ 12,821,094	¥ 13,792,773

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.